Shareholders' equity and share-based payments - SunPower Restricted Stocks (Details) - Sun Power restricted stocks EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments	Dec. 31, 2017 USD ($) EquityInstruments
Share-based payments
Number outstanding as of the beginning of the period | EquityInstruments	7,660	7,293	6,147
Deferred contribution - Number of shares granted | EquityInstruments	5,430	4,449	4,863
Shares vested | EquityInstruments	(2,460)	(2,266)	(1,738)
Shares forfeited | EquityInstruments	(1,304)	(1,816)	(1,979)
Number outstanding as of the end of the period | EquityInstruments	9,326	7,660	7,293
Weighted-average grant date fair value of outstanding shares as of the beginning of the period | $	$ 9.11	$ 11.83	$ 21.85
Weighted-average grant date fair value of granted shares | $	6.82	7.77	6.76
Weighted-average grant date fair value of vested shares | $	9.65	14.45	25.87
Weighted-average grant date fair value of forfeited shares | $	8.28	10.10	18.15
Weighted-average grant date fair value of outstanding shares as of the end of the period | $	$ 7.75	$ 9.11	$ 11.83